Regulatory Assets and Liabilities - Assets and Liabilities (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Feb. 28, 2021 USD ($)	Jan. 31, 2021	Jan. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 15, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						$ 2,566			$ 1,584
Renewable Energy Program
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						10			15
Unamortized defeasance costs
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						10			13
NMGC winter event gas cost recovery
Public Utilities, General Disclosures [Line Items]
Regulatory Assets						117			0
GBPC | Hurricane | Loss from Catastrophes
Public Utilities, General Disclosures [Line Items]
Storm cost			$ 15
Storm Reserve							$ 12
Recovery Period		5 years
GBPC | Steam turbine
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Amount of Loss (Recovery) on Plant Abandonment					$ 21
NSPI
Public Utilities, General Disclosures [Line Items]
Recovery Period					3 years
Regulatory Asset Recovery Assessments					.
NSPI | Renewable Energy Program
Public Utilities, General Disclosures [Line Items]
Recovery Period					8 years
Regulatory Asset Recovery Assessments					The UARB approved implementation of the 2015 DSM deferral set at $35 million in 2015 and recoverable from customers over an 8-year period beginning in 2016.
Replacement program										$ 2	$ 31	$ 35
NSPI | Unamortized defeasance costs | Defeased debt
Public Utilities, General Disclosures [Line Items]
Long-term debt						$ 200			$ 582
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Recovery Period					15 years
Tampa Electric | Hurricane
Public Utilities, General Disclosures [Line Items]
Storm cost				$ 10
NMGC
Public Utilities, General Disclosures [Line Items]
Incremental gas cost	$ 108
NMGC | NMGC winter event gas cost recovery
Public Utilities, General Disclosures [Line Items]
Regulatory Assets								$ 108